Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,580,198)	$ (1,291,229)	$ 800,563
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	23,921	22,818	29,495
Amortization of intangible assets	10,469	10,438	5,433
Amortization of operating lease right-of-use assets	172,603	171,339	170,349
Gain on life insurance contract			(8,318)
(Reversal of) provision of allowance for expected credit loss	(29,013)	21,228	10,881
Changes in assets and liabilities:
Accounts receivable	285,306	(75,884)	(113,014)
Contract costs	(438,125)	171,649	(68,030)
Prepayment	(4,504,878)
Deposits and other current assets	2,400	(1,194)	(1,973)
Accounts payable	(6,961)	(25,217)	(147,725)
Contract liabilities	(6,301)	(246,795)	115,458
Accrued liabilities and other payables	28,804	294,681	(105,383)
Operating lease liabilities	(172,560)	(175,921)	(167,941)
Income tax payable	(36,016)	(9,813)	118,391
Net cash (used in) provided by operating activities	(6,250,549)	(1,133,900)	638,186
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(12,335)	(36,269)
Purchase of intangible assets		(20,046)
Redemption of life insurance contracts			227,222
Net cash (used in) provided by investing activities		(32,381)	190,953
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term bank loans		(212,340)	(581,624)
Net proceeds from issuance of shares	7,791,589
Deferred IPO cost	87,750	(87,750)
Repayment of finance lease liabilities			(4,386)
(Repayment to) proceeds from shareholders	(1,225,447)	1,231,284	(209,297)
Net cash provided by (used in) financing activities	6,653,892	931,194	(795,307)
Net increase (decrease) in cash and cash equivalents	403,343	(235,087)	33,832
Effect of foreign currency translation on cash and cash equivalents	(35,551)	839	5,799
Cash and cash equivalents, beginning of year	130,201	364,449	324,818
Cash and cash equivalents, end of year	497,993	130,201	364,449
Supplementary cash flow information:
Taxes paid (refunded)	33,590	14,050	(842)
Interest paid		2,483	13,030
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		$ 354,671